ORANGE COUNTY BANCORP INC., STOCK FUND (Details) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
ORANGE COUNTY BANCORP INC., STOCK FUND
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 31,262,074	$ 34,272,046
Orange County Bancorp, Inc. Stock Fund
ORANGE COUNTY BANCORP INC., STOCK FUND
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 3,595,095	3,760,136
Number of shares	39,146
Value per unit	$ 91.84
Fidelity Institutional Money Market Funds
ORANGE COUNTY BANCORP INC., STOCK FUND
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 96,352
Orange County Bancorp, Inc. Stock
ORANGE COUNTY BANCORP INC., STOCK FUND
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$ 3,498,743	$ 3,760,136
Number of shares	125,922	131,704